Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 10, 2016
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jun. 10, 2016
Document Effective Date	Jun. 10, 2016
Prospectus Date	Jan. 31, 2016
Class A Shares Prospectus | SIMT Multi-Strategy Alternative Fund | Class A
Prospectus:
Trading Symbol	SMSAX
Class Y Shares Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX